Pension and Severance Plans (Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	¥ 1,034,954	¥ 1,010,574
Service cost	17,948	23,128	¥ 25,185
Interest cost	4,162	7,020	8,024
Actuarial (gain) loss	(3,330)	29,295
Curtailments and settlements	(359,205)
Other	2	6
Benefits paid	(35,668)	(35,069)
Benefit obligation at end of the fiscal year	658,863	1,034,954	1,010,574
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	742,204	711,077
Actual return on plan assets	2,942	18,701
Employer contribution	7,453	36,875
Curtailments and settlements	(284,333)
Benefits paid	(31,060)	(24,449)
Fair value of plan assets at end of the fiscal year	437,206	742,204	711,077
Funded status at end of the fiscal year	(221,657)	(292,750)
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	351,918	356,397
Service cost	3,616	2,780	3,181
Interest cost	9,212	10,083	10,393
Plan participants' contributions	487	462
Plan amendments	10,210
Actuarial (gain) loss	19,776	1,700
Foreign currency exchange rate changes	(16,919)	(1,554)
Curtailments and settlements	(4,434)	(6,120)
Effect of changes in consolidated subsidiaries		1,947
Benefits paid	(14,055)	(13,777)
Benefit obligation at end of the fiscal year	359,811	351,918	356,397
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	274,749	269,745
Actual return on plan assets	26,738	15,243
Foreign currency exchange rate changes	(14,904)	(838)
Employer contribution	9,916	8,542
Plan participants' contributions	487	462
Curtailments and settlements	(3,146)	(5,960)
Benefits paid	(12,730)	(12,445)
Fair value of plan assets at end of the fiscal year	281,110	274,749	¥ 269,745
Funded status at end of the fiscal year	¥ (78,701)	¥ (77,169)